Notes Payable, Product, Related Parties	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable, Product, Related Parties

On January 26, 2018, the Company entered into a Master Equipment Lease with NFS Leasing Inc. to provide financing for equipment purchases to enable the Company to begin placing the dermaPACE System in the marketplace. This agreement provides for a lease line of credit up to $1,000,000 with a term of 36 months, and grants NFS a security interest in the Company’s accounts receivable, tangible and intangible personal property and cash and deposit accounts of the Company. NFS Leasing Inc. was a purchaser of the 10% Convertible Promissory Notes (see Note 10) and thus, is considered a related party.

On March 1, 2018, the Company entered into the first drawdown of the Master Equipment Lease in the amount of $96,708.

Interest expense on note payable, product totaled $0 for the three months ended September 30, 2018 and $20,909 for the nine months ended September 30, 2018, respectively.

As of February 27, 2018, we were in default of Master Equipment Lease due to the sale of equipment purchased under the Master Lease Agreement to a third party and, as a result, the note was callable by NFS Leasing, Inc. or NFS Leasing, Inc. could have notified the Company to assemble all equipment for pick up. The notes payable, product was paid in full on June 27, 2018.